RESTRICTED CASH AND SHORT-TERM INVESTMENTS (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Restricted cash and short-term investment balances:
Restricted cash and short-term investments	$ 25,831,000	$ 24,451,000
Minimum amount of cash and cash equivalents	30,000,000
Restricted cash	152,223,000	151,364,000
Short-term restricted cash and short-term investments:
Security lease deposits included in short-term restricted cash	5,671,000	5,639,000
Restricted Cash	146,552,000	145,725,000
Cross Currency Interest Rate Contract [Member]
Restricted cash and short-term investment balances:
Restricted cash	9,710,000	0
Capital lease obligations
Restricted cash and short-term investment balances:
Total security lease deposits for lease obligations	5,671,000	5,639,000
Secured Debt [Member] | Golar Freeze facility
Restricted cash and short-term investment balances:
Restricted cash	10,008,000	8,832,000
Secured Debt [Member] | NR Satu facility [Member]
Restricted cash and short-term investment balances:
Restricted cash	10,152,000	9,980,000
Methane Princess Lease [Member]
Restricted cash and short-term investment balances:
Restricted cash	$ 142,513,000	$ 151,364,000